Schedule of reconciliation of the income tax expense (Details) - MiX Telematics Limited [Member] - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Income before income tax expense		$ 9,050	$ 12,967
Tax at South African statutory rate of 28%
Tax at South African statutory rate of 27%		2,443	3,501
– Income not subject to tax		(107)	(38)
–Non-deductible expenses	[1]	2,015	1,589
–(Non-taxable)/Non-deductible foreign exchange movements	[2]	769	3,408
– Investment in subsidiaries		168	(127)
– Withholding tax		162	91
–Foreign tax paid	[3]	281	322
– Foreign tax rate differential		5	33
–Valuation allowance	[4]	946	(209)
– (Over)/under-provision prior years		(97)	152
–Tax incentives in addition to cost incurred	[5]	(344)	(355)
– Transfer pricing imputation		127	129
– Tax rate change			(174)
– Imputation of controlled foreign company income		97	91
– Other			32
Income tax expense		$ 6,465	$ 8,445

[1]	These non-deductible expenses consist primarily of items of a capital nature and costs attributable to exempt income, primarily dividends from subsidiaries.
[2]	The (non-taxable)/non-deductible foreign exchange movements arise as a result of the Company’s internal loan structures.
[3]	The foreign tax paid relates primarily to withholding taxes on revenue earned in jurisdictions where the Company does not have a jurisdictional presence.
[4]	The valuation allowance movement relates primarily to deferred taxation assets not recognized on tax losses.
[5]	The tax incentives relate mainly to research and development allowances, as well as learnership allowances received in terms of the South African tax authorities. MiX Telematics International Proprietary Limited (“MiX International”), a subsidiary of the Company, is eligible for a 150% allowance for research and development spend in terms of section 11D of the South African Income Tax Act.